Secured Convertible Note (Tables)	12 Months Ended
Jul. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Outstanding Debentures

	July 31,
	2013	2012
Convertible notes	$0	$1,282,000
Less unamortized discounts:
Original issue discount	0	(56,000)
Detachable warrants discount	0	(238,000)
Conversion feature discount	0	(26,000)
Convertible notes, net of discounts	$0	$962,000